Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity New York Municipal Trust
Entity Central Index Key	0000718581
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Fidelity Advisor New York Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Income Fund
Class Name	Fidelity Advisor® New York Municipal Income Fund Class A
Trading Symbol	FNMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Net Assets	$ 1,224,414,030
Holdings Count | shares	386
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,224,414,030
Number of Holdings	386
Portfolio Turnover	8%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 27.1 Special Tax 22.2 Education 15.0 General Obligations 12.1 Health Care 9.2 Housing 6.4 Others(Individually Less Than 5%) 8.0 100.0 AAA 0.8 AA 52.6 A 27.6 BBB 13.3 BB 0.7 CCC,CC,C 1.2 Not Rated 2.7 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor New York Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Income Fund
Class Name	Fidelity Advisor® New York Municipal Income Fund Class I
Trading Symbol	FEMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 1,224,414,030
Holdings Count | shares	386
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,224,414,030
Number of Holdings	386
Portfolio Turnover	8%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 27.1 Special Tax 22.2 Education 15.0 General Obligations 12.1 Health Care 9.2 Housing 6.4 Others(Individually Less Than 5%) 8.0 100.0 AAA 0.8 AA 52.6 A 27.6 BBB 13.3 BB 0.7 CCC,CC,C 1.2 Not Rated 2.7 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity New York Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Income Fund
Class Name	Fidelity® New York Municipal Income Fund
Trading Symbol	FTFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New York Municipal Income Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 1,224,414,030
Holdings Count | shares	386
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,224,414,030
Number of Holdings	386
Portfolio Turnover	8%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 27.1 Special Tax 22.2 Education 15.0 General Obligations 12.1 Health Care 9.2 Housing 6.4 Others(Individually Less Than 5%) 8.0 100.0 AAA 0.8 AA 52.6 A 27.6 BBB 13.3 BB 0.7 CCC,CC,C 1.2 Not Rated 2.7 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor New York Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Income Fund
Class Name	Fidelity Advisor® New York Municipal Income Fund Class Z
Trading Symbol	FIJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
Net Assets	$ 1,224,414,030
Holdings Count | shares	386
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,224,414,030
Number of Holdings	386
Portfolio Turnover	8%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 27.1 Special Tax 22.2 Education 15.0 General Obligations 12.1 Health Care 9.2 Housing 6.4 Others(Individually Less Than 5%) 8.0 100.0 AAA 0.8 AA 52.6 A 27.6 BBB 13.3 BB 0.7 CCC,CC,C 1.2 Not Rated 2.7 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor New York Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Income Fund
Class Name	Fidelity Advisor® New York Municipal Income Fund Class M
Trading Symbol	FNYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 1,224,414,030
Holdings Count | shares	386
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,224,414,030
Number of Holdings	386
Portfolio Turnover	8%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 27.1 Special Tax 22.2 Education 15.0 General Obligations 12.1 Health Care 9.2 Housing 6.4 Others(Individually Less Than 5%) 8.0 100.0 AAA 0.8 AA 52.6 A 27.6 BBB 13.3 BB 0.7 CCC,CC,C 1.2 Not Rated 2.7 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor New York Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Income Fund
Class Name	Fidelity Advisor® New York Municipal Income Fund Class C
Trading Symbol	FNYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.47%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.47%
Net Assets	$ 1,224,414,030
Holdings Count | shares	386
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,224,414,030
Number of Holdings	386
Portfolio Turnover	8%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 27.1 Special Tax 22.2 Education 15.0 General Obligations 12.1 Health Care 9.2 Housing 6.4 Others(Individually Less Than 5%) 8.0 100.0 AAA 0.8 AA 52.6 A 27.6 BBB 13.3 BB 0.7 CCC,CC,C 1.2 Not Rated 2.7 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.